Principal Funds, Inc.
Supplement dated November 3, 2026
to the Prospectus dated March 1, 2026 and
Statement of Additional Information dated March 1, 2026,
as amended and restated August 25, 2026 (both as previously supplemented)
This supplement updates information currently in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus and Statement of Additional Information.
Effective November 3, 2026, remove May Tong as a Portfolio Manager for the following funds:

LargeCap Growth I Fund
LargeCap Value III Fund
MidCap Value I Fund
Overseas Fund
Principal LifeTime Strategic Income Fund
Principal LifeTime 2020 Fund
Principal LifeTime 2025 Fund
Principal LifeTime 2030 Fund
Principal LifeTime 2035 Fund
Principal LifeTime 2040 Fund
Principal LifeTime 2045 Fund
Principal LifeTime 2050 Fund
Principal LifeTime 2055 Fund
Principal LifeTime 2060 Fund
Principal LifeTime 2065 Fund
Principal LifeTime 2070 Fund
Principal LifeTime Hybrid Income Fund
Principal LifeTime Hybrid 2020 Fund
Principal LifeTime Hybrid 2025 Fund
Principal LifeTime Hybrid 2030 Fund
Principal LifeTime Hybrid 2035 Fund
Principal LifeTime Hybrid 2040 Fund
Principal LifeTime Hybrid 2045 Fund
Principal LifeTime Hybrid 2050 Fund
Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid 2065 Fund
Principal LifeTime Hybrid 2070 Fund
Principal SmallCap Growth I Fund
Principal SmallCap Value II Fund
(together, the “Funds”)

Accordingly, all references to May Tong in the Funds’ Prospectus and Statement of Additional Information are hereby deleted.
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